New York Life Insurance and Annuity Corporation
CorpExec VUL II-V
Corporate Executive Series Variable Universal Life
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
A flexible premium corporate sponsored variable universal life insurance policy offered to individuals under New York Life Insurance and Annuity Corporation ("NYLIAC")
Corporate Sponsored Variable Universal Life Separate Account-I
Please use the following address to send policy premium payments and service Requests to us:
Service Office:
New York Life Insurance and Annuity Corporation
NYLIFE Distributors, LLC
Attention: New York Life Institutional Life
6130 Sprint Parkway, Suite 400
Overland Park, KS 66211
Telephone: (888) 695-4748
Fax: (913) 906-4129
E-mail: NYLAMN_Service@newyorklife.com
This Summary Prospectus summarizes significant changes to the CorpExec VUL II-V series of flexible premium VUL insurance policies (the “Policy”) issued by New York Life Insurance and Annuity Corporation (“NYLIAC”) that have been made since May 1, 2025, the effective date of last year’s update to the prospectus for this Policy series. The Policy is offered to corporations and individuals to provide life insurance in a corporate-sponsored arrangement. New Policies under this four-Policy series are no longer offered for sale.
The prospectus for the Policy (the “Prospectus”) contains more information about the Policy, including its features, benefits and risks. You can find the current Prospectus and other information about the Policy online at https://dfinview.com/NewYorkLife/TAHD/corpexec-ii-v. You can also obtain this information at no cost by calling our Service Office at (888) 695-4748, faxing us at (913) 906-4129 or by sending an email request to our Service Office at NYLAMN_Service@newyorklife.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the staff of the Securities and Exchange Commission (“SEC”) and is available at www.investor.gov. We do not authorize any information or representations regarding the offering described in this summary prospectus other than as contained in these materials, the full prospectus or any amendments or supplements to them or in any supplemental sales material we authorize. This Summary Prospectus incorporates by reference the Policy’s full Prospectus and Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.
The SEC has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

i

Glossary

More detailed information concerning certain terms defined below is provided in “Definitions” in the Prospectus.
Accumulation Value: The aggregate value of your Policy’s investment in the Investment Divisions.
Attained Age: The Insured's issue age, plus the number of Policy Years completed since the Policy Date.
Cash Surrender Value: The Cash Value less Policy Debt. See “Surrenders” in the Prospectus for more information.
Cash Value: The sum of (a) the Accumulation Value, (b) the value in the Fixed Account, and (c) the value in the Loan Account.
Eligible Portfolios: The mutual fund portfolios that are available for investment through the Investment Divisions. See “Appendix—Eligible Portfolios Available Under the Policy” below. The Eligible Portfolios are portfolios of open-end management investment companies registered with the SEC.
Face Amount: The dollar amount of the life insurance under the Policy as selected by you. It may be changed by you. See “Definitions—Face Amount” and “Policy Payment Information—Changing the Face Amount of Your Policy” in the Prospectus for more information about the Face Amount.
Fixed Account: The investment option under your Policy that accrues interest at fixed rates on a daily basis. This rate can change, subject to the Guaranteed Minimum Interest Rate. Assets in the Fixed Account are part of NYLIAC’s General Account. See “Management and Organization—The Fixed Account” and “—Interest Crediting” and “Description of the Policy—Investment Divisions and the Fixed Account—Amount in the Fixed Account” in the Prospectus for more information about the Fixed Account.
Good Order: A Notice, Request, or Policy transaction is in “Good Order” if it complies with our administrative procedures and the required information is complete and correct. We may delay our response to a Notice, Request, or Policy transaction if it is not in Good Order. For more information see “Definitions—Good Order” in the Prospectus.
Investment Division: A subaccount of NYLIAC Corporate Sponsored Variable Universal Separate Account-I, which is a segregated asset account of NYLIAC established to receive and invest net Premiums allocated to the Investment Divisions.
Late Period: A period of 62 days after the Monthly Deduction Day when the Cash Surrender Value is less than the Monthly Deduction Charges for the next Policy Month.
Loan Account: The account that holds a portion of Cash Value for the purpose of securing any Policy Debt. It is part of NYLIAC’s General Account.
LTR: Level Term Rider.
Monthly Deduction Charges: The Monthly Deduction Charges consist of the Cost of Insurance charge, additional Flat Extras, Mortality and Expense Risk Charge (under CorpExec VUL III/IV/V), Monthly Contract Charge, and any applicable monthly rider charges deducted from your Policy’s Cash Value.
Monthly Deduction Day: The date of each month, specified on the Policy Data Pages, as of which we deduct the Monthly Deduction Charges from Cash Value. For more information, see “Definitions—Monthly Deduction Day” in the Prospectus.
Planned Premium: The initial Premium and the Premium amounts for Policy Years 2-10 as set forth in the Policy application and/or on Policy Data Page 2.
Policy or CorpExec VUL: The four-policy series of the NYLIAC Corporate Executive Series Variable Universal Life Insurance Policies: CorpExec VUL II, CorpExec VUL III, CorpExec VUL IV, and CorpExec VUL V.
Policy Anniversary: The anniversary of the Policy Date specified on the Policy Data Pages. A Policy Anniversary starts a new Policy Year.
Policy Data Pages: The Policy pages that provide information regarding your Policy, such as Face Amount, Premium payments, and Policy charges.
1

Policy Date: The date we use as the starting point for determining Policy Years and Monthly Deduction Days. Your Policy Date will be the same as the date on which we issue your Policy, unless you Request otherwise. Generally, you may not choose a Policy Date that is more than six months before the date of your Policy’s issue. You can find your Policy Date on the Policy Data Pages.
Policy Debt: The amount of outstanding loan(s) under your Policy, plus accrued interest.
Policy Month: The monthly period beginning on each Monthly Deduction Day and extending to, but not including, the next Monthly Deduction Day.
Policy Year: The year from a Policy Anniversary to, but not including, the next Policy Anniversary. The first Policy Year begins on the Policy Date, and each twelve-month period thereafter.
Premium: A Planned Premium or an Unplanned Premium.
Request: A signed written request in Good Order received at our Service Office which gives us the facts that we need. When you write to us, please include the Policy number, the Insured’s full name, and your current address.
Sales Standards: The criteria used to evaluate whether a recommended transaction, relating to your policy, complies with applicable standards of conduct.
STR: Supplementary Term Rider.
Target Premium: An amount used to determine the sales expense charge. See “Important Information You Should Consider About the Policy—Fees and Expenses—Transaction Charges” and “Definitions—Target Premium” in the Prospectus.
Term Insurance Benefit: The dollar amount of life insurance under a term rider as determined at the time of issue. It equals the initial Term Face Amount shown on the Policy Data Pages, plus or minus any changes made to the initial Term Face Amount.
Unplanned Premium: Premium payments you make in addition to Planned Premium.
2

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain features of the Policy that have changed since the Prospectus, dated May 1, 2025. This description does not reflect all of the changes that have occurred since you entered into your Policy.
Eligible Portfolios
Effective on or about July 28, 2025, all references to Neuberger Berman AMT Sustainable Equity Portfolio – Class I were deleted and replaced with Neuberger Berman AMT Quality Equity Portfolio – Class I.
Effective on or about August 28, 2025, in accordance with applicable law and the terms of the policies, the Separate Account substituted shares of the Victory RS Small Cap Growth Equity VIP Series – Class I with shares of the ClearBridge Variable Small Cap Growth Portfolio – Class I.
The Victory RS International VIP Series (the “Victory International Series”) was closed at the close of business on or about August 22, 2025 (the “Hard Close Date”) and the Victory International Series was liquidated on or about August 28, 2025 (the “Liquidation Date”). As of the Hard Close Date, no premiums or transfers were accepted into the Investment Division that invests in the Victory International Series. On the Liquidation Date, if any policyowners did not transfer their remaining Cash Value out of the Investment Division that invests in the Victory International Series as of such date, we transferred the Cash Value allocated to the Victory International Series into the Investment Division that invests in the Fidelity® VIP Government Money Market Portfolio—Initial Class.
Effective December 1, 2025, all references to the following Eligible Portfolios were changed from: (1) Macquarie VIP Emerging Markets Series—Standard Class to Nomura VIP Emerging Markets Series—Standard Class; (2) Macquarie VIP Small Cap Value Series—Standard Class to Nomura VIP Small Cap Value Series—Standard Class; and (3) Macquarie VIP International Core Equity Series—Standard Class to Nomura VIP International Core Equity Series—Standard Class. In addition, all references to “Delaware Management Company, a series of Macquarie Investment Management Business Trust” as the adviser to the Eligible Portfolios listed above, were deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” Finally, all references to Macquarie Investment Management Global Limited as the sub-adviser to the Eligible Portfolios listed above were deleted.
Effective December 31, 2025, all references to BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares were deleted and replaced with BNY Mellon VIF Small Cap Portfolio—Initial Class.
As of April 24, 2026, each of the following Eligible Portfolios will be reorganized into a newly created series of the Lincoln Variable Insurance Products Trust: (1) ClearBridge Variable Appreciation Portfolio – Class I will be reorganized into LVIP ClearBridge Appreciation Fund – Standard Class; and (2) ClearBridge Variable Large Cap Growth Portfolio – Class I will be reorganized into LVIP ClearBridge Large Cap Growth Fund – Standard Class. For both funds, the Investment Adviser will change to Lincoln Financial Investments Corporation.
Commencing May 1, 2026, the following will be added as Eligible Portfolios under the Policy:
1.
Columbia Variable Portfolio—Small Company Growth Fund—Class 1
2.
Franklin Gold and Precious Metals VIP Fund—Class 1
3.
Goldman Sachs VIT International Equity Insights Fund—Institutional Class
4.
Lord Abbett Series Fund, Inc.—Short Duration Income Portfolio—Class I
5.
Voya Intermediate Bond Portfolio—Class I
Commencing May 1, 2026, no premiums or transfers will be accepted into the following Investment Division:
1.
Invesco VI Global Real Estate Fund—Series I Shares
3

Commencing May 1, 2026, no new investors will be permitted to allocate premiums or make transfers into the following Investment Divisions:
1.
LVIP Baron Growth Opportunities Fund—Service Class
2.
Western Asset Core Plus VIT Portfolio—Class I
Policyowners who remove Cash Value allocations from these Investment Divisions will not be permitted to reinvest in these Investment Divisions.
The names of the following Eligible Portfolios have been changed as follows:
1.
For all NYLI Portfolios, all references to “NYLI” in the Portfolio names were deleted and replaced with “NYLIM”
2.
NYLI VP American Century Sustainable Equity—Initial Class has been changed to NYLIM VP American Century Large Cap Equity—Initial Class
3.
American Funds® IS Global Small Capitalization Fund—Class 1 has been changed to American Funds® IS SMALLCAP World Fund®—Class 1
4.
American Funds® IS International Fund—Class 1 has been changed to American Funds® IS EUPAC FundTM—Class 1
5.
MFS® International Intrinsic Value Portfolio—Initial Class has been changed to MFS® International Intrinsic Equity Portfolio—Initial Class
6.
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares has been changed to TOPS® Aggressive ETF Portfolio—Class 2 Shares
7.
TOPS® Growth ETF Portfolio—Class 2 Shares has been changed to TOPS® Moderately Aggressive ETF Portfolio—Class 2 Shares
8.
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares has been changed to TOPS® Managed Risk Moderately Aggressive ETF Portfolio—Class 2 Shares
9.
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares has been changed to TOPS® Managed Risk Moderate ETF Portfolio—Class 2 Shares
10.
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares has been changed to TOPS® Moderate ETF Portfolio—Class 2 Shares
Important Information You Should Consider About the Policy

Fees and Expenses

Please refer to your Policy Data Pages for information about the specific fees you will pay each year based on the options you have selected.

4

Transaction Charges
We charge you a Sales Expense Charge, State Premium Tax Charge, and Federal
Premium Tax Charge on each Premium you pay up to Attained Age 100. The Sales
Expense Charges will differ according to the series of the Policies you own and the blend of base Policy and term rider life insurance coverage that you can obtain under the Supplementary Term Rider or the Level Term Rider. See “Charges Associated
with the Policy—Deductions from Premium Payments” in the Prospectus for more information.
The Sales Expense Charges differ among the series of Policies covered by this
Prospectus. For information about the charges applicable to your Policy, you should consider the descriptions applicable to the series of Policy you own and the Policy
Data Pages of your Policy.
We also may charge you a Fund Transfer Charge on transfers among the investment options under your Policy and a Partial Withdrawal Processing Fee on partial withdrawals. Currently, we are not imposing these charges. See “Charges
Associated with the Policy—Separate Account Charges—Fund Transfer Charge” and
" —Partial Withdrawal Processing Fee” in the Prospectus.
Finally, we reserve the right to charge a fee for returned payments, but we are not currently charging it.

Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses which we deduct monthly, including Cost of Insurance
Charges, Flat Extras charges (added to the Cost of Insurance Charge to cover certain additional mortality risk), and term rider charges. These charges may vary based on the characteristics of the Insured (e.g., issue age, gender, underwriting class, Policy Year, and the Face Amount and Life Insurance Benefit Option of your
Policy). See “Charges Associated with the Policy—Deductions from Cash
Value—Cost of Insurance Charge” and Description of the Policy—Additional Benefits
Through Riders and Options“ in the Prospectus.
We also charge a Mortality and Expense Risk Charge and a Monthly Contract
Charge. The Monthly Contract Charges and Mortality and Expense Risk
Charges differ among the series of the Policies. See “Charges Associated with the
Policy—Deductions from Cash Value” and “—Loan Charges” in the Prospectus. You should review the Policy Data Pages of your Policy for rates and the specific fees appliable to your Policy.
You will also bear expenses associated with the Eligible Portfolios available under your Policy, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from the assets of the Eligible Portfolios (before any fee waiver or expense reimbursement) during the year ended December 31,
2025. (See “Appendix—Eligible Portfolios Available Under the Policies” for our list of available Eligible Portfolios, the current expenses for these Portfolios, and the
Average Annual Total Returns).

	Annual Fee	Minimum	Maximum
	Investment Options (Eligible Portfolio fees and expenses)	0.09%	2.475%
5

Risks

Risk of Loss	You can lose money by investing in the Policy. See “Summary of Principal Risks of Investment in the Policy—Investment Risk” in the Prospectus.
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed to provide a life insurance benefit and to help meet other long-term financial objectives. Substantial fees, expenses, and tax consequences make variable life insurance inappropriate as a short-term savings vehicle. Additionally, the Policy may limit your ability to withdraw a portion of the Cash
Value through partial withdrawals or loans. See ”Summary of Principal Risks of
Investment in the Policy—Not a Short-Term Investment,” “Loans,” and
“Surrenders—Partial Withdrawals—Amount Available for a Partial Surrender” in the
Prospectus.

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you select. Each
Allocation Alternative (including the Fixed Account) has its own unique risks. The performance of the Eligible Portfolios will vary, and some are riskier than others.
Accordingly, you should review the prospectuses of the Eligible Portfolios before making an investment decision. A discussion of the risks of allocating your Premiums or Cash Value to one or more Eligible Portfolios can be found in the prospectuses for the Eligible Portfolios, which are available at https://dfinview.com/NewYorkLife/TAHD/
corpexec-ii-v. See also “Management and Organization—Funds and Eligible
Portfolios,” “—The Fixed Account,” and “—Interest Crediting” in the Prospectus.

Insurance Company Risks
An investment in the Policy is subject to the risks related to NYLIAC, including that any obligations (including the Fixed Account), guarantees, or benefits under the
Policy are subject to the claims-paying ability and financial strength of NYLIAC and are not backed or guaranteed by NYLIC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. There are also risks relating to
NYLIAC’s administration of the Policy including cybersecurity and infectious disease outbreak risks. More information about NYLIAC, including its claims-paying and financial strength ratings, is available upon request by contacting our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at
NYLAMN_Service@newyorklife.com.

6

Contract Lapse
Your Policy can lapse even if you pay all of the Planned Premiums on time. When a
Policy lapses, it has no value, and no benefits are paid upon the death of the Insured.
You may also lose the principal invested. Your Policy will lapse if the Cash Surrender
Value is insufficient to cover the Monthly Deduction Charges and you do not pay enough Premium to cover the overdue charges by the end of the Late Period under your Policy. This can happen in a number of circumstances, including minimal funding, partial withdrawals, excessive Policy loans and interest, Policy charges
(including increases in Policy charges), market fluctuations, and poor investment return of the Eligible Portfolios you select. The larger a Policy loan becomes relative to the Policy’s Cash Value, the greater the risk that the Policy’s Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest payable, and the greater the risk of the Policy lapsing. A Policy that has a
Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other deductions, or that is otherwise minimally funded, is less likely to maintain its Cash
Surrender Value due to market fluctuations and other performance-related risks. To continue to keep your Policy in force, Premium payments significantly higher than the
Planned Premiums may be required. In addition, by paying only the minimum
Premium required to keep the Policy in force, you may forego the opportunity to build up significant Cash Value in the Policy. If the Policy lapses, there are costs and
Premium requirements associated with reinstatement of the Policy. See “Summary of
Principal Risks of Investment in the Policy—Risk of Termination,” “Termination and
Reinstatement—Late Period,” and “–Reinstatement Option” in the Prospectus. In
some states, the Policy’s Late Period and other lapse and reinstatement provisions may differ. For more information on state variations, ask your registered representative or see “State Variations” in the Prospectus.

7

Restrictions

Investment Allocation Options
Generally, you may allocate your net Premiums or Cash Value among 20 of the
Eligible Portfolios at any one time as well as to the Fixed Account. Certain policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Eligible Portfolios and the Fixed Account; please contact us for more information.
Unless we agree otherwise, the minimum amount that may be transferred among the
Investment Divisions or to or from the Fixed Account at one time is $500 (or, if less, the entire amount in that investment option). If, after a transfer, less than $500 would remain in the relevant Investment Division or the Fixed Account, we may include the remaining value in the transfer. See “Description of the Policy—Investment Divisions
and the Fixed Account—Transfers among Investment Divisions and the Fixed
Account” in the Prospectus.
In addition, we may limit your ability to make transfers involving the Investment
Divisions if a transfer may disadvantage or potentially hurt the rights of other policyowners. We also will reject or reverse a transfer Request if any of the relevant
Eligible Portfolios for any reason does not accept the purchase of its shares. For more information about our rights to decline transfers, see “Description of the
Policy—Limits on Transfers.” For more information about the Eligible Portfolios’ rights to refuse or restrict purchases and redemptions of their shares, see their prospectuses.
NYLIAC reserves the right to remove or substitute Eligible Portfolios as investment options or close investment options to new investment. See “Management and
Organization—Our Rights” in the Prospectus and “Appendix—Eligible Portfolios
Available Under the Policy” below for our list of available Eligible Portfolios in the
Prospectus.
In addition, NYLIAC has the right to establish limits on your ability to allocate net
Premiums, or to transfer all or part of the Cash Value from an Investment Division to the Fixed Account. These limits may include allowing no Premium allocations, or transfers from the Investment Divisions, to the Fixed Account. See “Description of the
Policy—Investment Divisions and the Fixed Account—Amount in the Fixed Account”
and “—Transfers Among Investment Divisions and the Fixed Account” in the
Prospectus.

Optional Benefits
The Supplementary Term Rider is not available for Policies under the guideline premium test.
There are limitations on the benefit amounts associated with some optional benefits.
Activation of certain optional benefits may affect the Face Amount, life insurance proceeds or other rights under the policy.
You are required to have a minimum Cash Value to elect, or retain access to, certain optional benefits.
Some optional benefits may have tax implications.
We may modify or discontinue offering an optional benefit at any time.
Some optional benefits may not be used together.
We may change these restrictions in the future.
For more detailed information, see “Description of The Policy—Additional Benefits
Through Riders and Options” in the Prospectus.

Taxes

8

Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. For example, special rules apply to employer-owned policies. The Policy may not be used with tax-qualified plans or individual retirement accounts. Withdrawals (including loans) may be subject to ordinary income tax and, subject to certain exceptions, a 10 percent penalty tax.
See “Summary of Principal Risks of Investment in the Policy—Tax Risks” and
“Federal Income Tax Considerations” in the Prospectus for more information about the tax consequences of the Policy.

9

Conflicts of Interest

Investment Professional Compensation
Selling broker-dealers and, in turn their registered representatives, receive compensation for selling the Policy. The compensation will consist of commissions, asset-based compensation, expense allowances and/or other compensation programs. NYLIAC also may enter into agreements with service entities, which may be affiliated with broker-dealers, under which NYLIAC pays service fees or additional compensation. These compensation arrangements may have the potential to influence the recommendations made by your registered representative or broker-dealer. See “Distribution and Compensation Arrangements” in the Prospectus.”
The Policy offers a choice of three Life Insurance Benefit Options. (See “Policy
Payment Information—Life Insurance Benefit Options.”) The Life Insurance Benefit
Option you choose will affect the amount of your Policy’s Target Premium through its constituent Face Amount. As Target Premium affects the amount of compensation received by your registered representative, your choice of Life Insurance Benefit
Option may have the potential to influence the recommendation made by your registered representative or broker-dealer as to the Face Amount that will form part of the Life Insurance Benefit Option you choose.
If your Policy includes the LTR/STR, the blend of base Policy life insurance coverage and term rider life insurance coverage affects the compensation paid to your registered representative for selling you the Policy. Generally, agents receive higher compensation for sales of the same Life Insurance Benefit through base Policy coverage than for sales of LTR/STR coverage. This could influence your registered representative’s advice to you about the relative amounts of base Policy and term insurance coverage you should purchase. See “Description of the Policy—Additional
Benefits Through Riders and Options” and “Distribution and Compensation
Arrangements” in the Prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of one that you already own. You should only exchange your
CorpExec VUL II-V Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your CorpExec VUL II-V Policy.
It may not be to your advantage to borrow money to purchase a Policy or to take partial surrenders from another policy you own to make Premium payments under this CorpExec VUL II-V Policy. See “Description of the Policy—Tax-Free
“Section 1035” Insurance Policy Exchanges.”

10

Appendix: Eligible Portfolios Available Under the Policy
The following is a list of Eligible Portfolios available under the Policy as of the date of this Prospectus. Generally, you may allocate your net Premiums or Cash Value among up to 20 of the Eligible Portfolios at any one time as well as to the Fixed Account. More information about the Eligible Portfolios is available in the prospectuses for the Eligible Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/NewYorkLife/TAHD/corpexec-ii-v. You can also request this information at no cost by calling our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at NYLAMN_Service@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Eligible Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Eligible Portfolio’s past performance is not necessarily an indication of future performance.
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity)–Initial Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Sub-Adviser: American Century Investment Management, Inc. (“ACIM”)	0.68%	11.34%	13.96%	11.86%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYL Investors LLC (“NYLI”)	0.55%	6.83%	(0.63%)	1.96%
International/Global Equity	NYLIM VP Candriam Emerging Markets Equity (formerly NYLI VP Candriam Emerging Markets Equity)–Initial Class** Adviser: New York Life Investments / Sub-Adviser: Candriam	1.20%	35.88%	2.77%	7.65%
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Dimensional Fund Advisors L.P. (“DFA”)	0.54%	13.75%	12.39%	12.68%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Epoch Investment Partners, Inc.	0.68%	14.24%	12.02%	9.96%
-11

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities)–Initial Class Adviser: New York Life Investments / Sub-Adviser: FIAM LLC	0.68%	13.79%	12.34%	10.97%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.64%	5.13%	5.43%	5.01%
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy)–Initial Class Adviser: New York Life Investments	1.01%	8.05%	2.92%	2.07%
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder)–Initial Class Adviser: New York Life Investments / Sub-Advisers: Epoch Investment Partners, Inc. and MacKay Shields LLC (“MacKay”)	0.63%	16.99%	6.56%	7.40%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Janus Henderson Investors US LLC (“Janus”)	0.58%	15.05%	8.58%	10.19%
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.59%	16.40%	5.60%	10.38%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.59%	6.87%	4.44%	6.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. infrastructure Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.57%	8.44%	0.10%	1.38%
-12

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Newton Investment Management North America, LLC (“NIMNA”)	0.85%	15.20%	17.27%	10.88%
International/Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity)–Initial Class Adviser: New York Life Investments / Sub-Adviser: PineStone Asset Management Inc.	0.86%	12.29%	0.20%	5.44%
Large Cap Equity	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index)–Initial Class** Adviser: New York Life Investments	0.12%	17.72%	14.28%	14.63%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Schroder Investment Management North America Inc.	0.83%	7.27%	5.05%	7.39%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth)–Initial Class Adviser: New York Life Investments / Sub-Advisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	0.85%	10.41%	7.76%	8.33%
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.28%	4.05%	3.02%	1.89%
Large Cap Equity	NYLIM VP Wellington Growth (formerly NYLI VP Wellington Growth)–Initial Class** Adviser: New York Life Investments / Sub-Adviser: Wellington Management Company LLP (“Wellington”)	0.73%	17.06%	10.37%	13.45%
-13

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Wellington	0.75%	9.53%	5.93%	7.41%
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Winslow Capital Management, LLC	0.75%	14.35%	12.69%	16.14%
Small/Mid Cap Equity	AB VPS Discovery Value Portfolio–Class A Adviser: AllianceBernstein L.P. (“AB”)	0.82%	2.89%	8.75%	8.55%
International/Global Equity	AB VPS International Value Portfolio–Class A* Adviser: AB	0.90%	41.70%	10.47%	6.64%
Large Cap Equity	AB VPS Large Cap Growth Portfolio–Class A Adviser: AB	0.65%	13.13%	12.04%	16.17%
Large Cap Equity	AB VPS Relative Value Portfolio–Class A Adviser: AB	0.59%	10.47%	11.42%	10.57%
Small/Mid Cap Equity	AB VPS Small Cap Growth Portfolio–Class A Adviser: AB	0.90%	4.80%	(0.44%)	11.26%
Small/Mid Cap Equity	Alger Small Cap Growth Portfolio–Class I-2 Shares Adviser: Fred Alger Management, LLC (Weatherbie Capital, LLC)	0.97%	5.91%	(4.93%)	8.83%
Asset Allocation	American Funds® IS American Funds Global Balanced Fund–Class 1 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.51%	17.42%	6.37%	7.96%
Asset Allocation	American Funds® IS Asset Allocation Fund–Class 1 Adviser: CRMC	0.29%	16.16%	9.24%	10.05%
-14

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	American Funds® IS The Bond Fund of America®–Class 1 Adviser: CRMC	0.22%	7.40%	0.10%	2.61%
Investment Grade Bond	American Funds® IS Capital World Bond Fund®–Class 1 Adviser: CRMC	0.48%	9.55%	(2.27%)	1.47%
International/Global Equity	American Funds® IS EUPAC FundTM (formerly American Funds® IS International Fund)–Class 1 Adviser: CRMC	0.47%	27.04%	3.66%	7.26%
International/Global Equity	American Funds® IS Global Growth Fund–Class 1 Adviser: CRMC	0.40%	21.98%	8.51%	12.46%
Large Cap Equity	American Funds® IS Growth Fund–Class 1 Adviser: CRMC	0.33%	20.54%	13.66%	18.26%
Large Cap Equity	American Funds® IS Growth-Income Fund–Class 1 Adviser: CRMC	0.28%	18.37%	14.19%	14.20%
International/Global Equity	American Funds® IS New World Fund®–Class 1 Adviser: CRMC	0.57%	28.60%	5.59%	9.53%
International/Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund)–Class 1 Adviser: CRMC	0.65%	14.89%	0.73%	7.50%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund®–Class 1 Adviser: CRMC	0.25%	8.01%	0.01%	1.95%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund–Class 1 Adviser: CRMC	0.25%	17.50%	14.17%	12.65%
-15

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	BlackRock® Global Allocation V.I. Fund–Class I Adviser: BlackRock Advisors, LLC (“BlackRock”) / Sub-Advisers: BlackRock (Singapore) Limited and BlackRock International Limited	0.76%	19.80%	5.79%	7.59%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund–Class I Adviser: BlackRock / Sub-Adviser: BlackRock International Limited	0.54%	9.19%	4.79%	6.31%
Sector	BNY Mellon IP Technology Growth Portfolio–Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. / Sub-Adviser: NIMNA	0.82%	28.16%	9.24%	17.27%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio–Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. / Sub-Advisers: NIMNA and Newton Investment Management Limited	0.66%	15.97%	11.93%	13.56%
Small/Mid Cap Equity	BNY Mellon VIF Small Cap Portfolio (formerly BNY Mellon VIF Opportunistic Small Cap Portfolio)–Initial Shares* Adviser: BNY Mellon Investment Adviser, Inc. / Sub-Adviser: NIMNA	0.83%	10.99%	4.26%	7.83%
Small/Mid Cap Equity	ClearBridge Variable Small Cap Growth Portfolio–Class I Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) / Sub-Adviser: ClearBridge Investments, LLC (“ClearBridge”)	0.81%	9.23%	(0.17%)	9.83%
Large Cap Equity	Columbia Variable Portfolio–Disciplined Core Fund–Class 1 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Sub-Adviser: Threadneedle International Limited	0.67%	26.06%	14.06%	12.15%
Non-Investment Grade Bond	Columbia Variable Portfolio–Emerging Markets Bond Fund–Class 1 Adviser: Columbia	0.75%	12.78%	1.70%	4.28%
-16

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	Columbia Variable Portfolio–Intermediate Bond Fund–Class 1 Adviser: Columbia	0.52%	9.06%	(0.43%)	2.77%
Small/Mid Cap Equity	Columbia Variable Portfolio–Small Company Growth Fund–Class 1 Adviser: Columbia	0.87%	21.69%	3.59%	15.19%
Non-Investment Grade Bond	Columbia Variable Portfolio–Strategic Income Fund–Class 1 Adviser: Columbia	0.69%	7.21%	4.28%	5.85%
Large Cap Equity	Davis Equity Portfolio** Adviser: Davis Selected Advisers, L.P. / Sub-Adviser: Davis Selected Advisers—NY, Inc.	0.71%	27.24%	13.39%	12.52%
Investment Grade Bond	Dimensional VA Global Bond Portfolio Adviser: DFA / Sub-Advisers: Dimensional Fund Advisors Ltd. (“DFA Ltd.”) and DFA Australia Limited (“DFAA”)	0.21%	4.35%	1.38%	1.81%
Asset Allocation	Dimensional VA Global Moderate Allocation Portfolio Adviser: DFA	0.28%	14.68%	8.42%	8.65%
International/Global Equity	Dimensional VA International Small Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.39%	36.99%	8.89%	8.68%
International/Global Equity	Dimensional VA International Value Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. And DFAA	0.27%	45.64%	15.85%	10.46%
Large Cap Equity	Dimensional VA U.S. Large Value Portfolio Adviser: DFA	0.21%	15.83%	11.97%	10.51%
Small/Mid Cap Equity	Dimensional VA U.S. Targeted Value Portfolio Adviser: DFA	0.29%	8.95%	13.60%	11.00%
-17

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	Dimensional VIT Inflation-Protected Securities Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.11%	7.55%	1.05%	3.12%
Alternatives	DWS Alternative Asset Allocation VIP–Class A Adviser: DWS Investment Management Americas Inc. (“DIMA”) / Sub-Adviser: RREEF Americas LLC	0.93%	10.50%	5.29%	4.89%
International/Global Equity	DWS Global Small Cap VIP–Class A** Adviser: DIMA	0.87%	20.51%	6.74%	6.70%
Small/Mid Cap Equity	DWS Small Cap Index VIP–Class A Adviser: DIMA / Sub-Adviser: Northern Trust Investments, Inc.	0.37%	12.64%	5.84%	9.33%
Small/Mid Cap Equity	DWS Small Mid Cap Value VIP–Class A Adviser: DIMA	0.80%	18.21%	9.66%	7.57%
Asset Allocation	Fidelity® VIP Balanced Portfolio–Initial Class Adviser: Fidelity Management & Research Company LLC (“FMR”) / Sub-Advisers: Other investment advisers	0.41%	15.25%	9.52%	11.13%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.14%	6.98%	(0.57%)	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Co., Inc., an affiliate of FMR (“FMRC”) and other investment advisers	0.54%	21.52%	15.37%	15.78%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.87%	41.20%	5.88%	10.93%
-18

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	Fidelity® VIP Equity Income PortfolioSM–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.46%	19.02%	12.51%	11.60%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Geode Capital Management, LLC (“Geode”) and FMRC	0.12%	12.32%	8.02%	N/A
Non-Investment Grade Bond	Fidelity® VIP Floating Rate High Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.73%	5.33%	6.06%	5.44%
Asset Allocation	Fidelity® VIP Freedom 2010 PortfolioSM–Initial Class** Adviser: FMR	0.36%	10.53%	3.15%	5.73%
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM–Initial Class Adviser: FMR	0.44%	13.33%	4.84%	7.38%
Asset Allocation	Fidelity® VIP Freedom 2025 PortfolioSM–Initial Class Adviser: FMR	0.46%	14.59%	5.52%	8.02%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM–Initial Class Adviser: FMR	0.49%	15.52%	6.25%	8.88%
Asset Allocation	Fidelity® VIP Freedom 2035 PortfolioSM–Initial Class Adviser: FMR	0.53%	16.69%	7.55%	10.00%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM–Initial Class Adviser: FMR	0.57%	18.79%	9.01%	10.87%
Asset Allocation	Fidelity® VIP Freedom 2045 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.83%	9.44%	11.09%
-19

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	Fidelity® VIP Freedom 2050 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.79%	9.43%	11.08%
Asset Allocation	Fidelity® VIP Freedom 2055 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.85%	9.43%	N/A
Asset Allocation	Fidelity® VIP Freedom 2060 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.83%	9.44%	N/A
Asset Allocation	Fidelity® VIP Freedom 2065 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.86%	9.43%	N/A
Money Market	Fidelity® VIP Government Money Market Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.25%	4.13%	3.10%	2.03%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.56%	22.02%	11.31%	19.94%
Large Cap Equity	Fidelity® VIP Growth Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.55%	14.92%	13.70%	17.45%
Sector	Fidelity® VIP Health Care Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.59%	14.39%	4.18%	8.75%
Large Cap Equity	Fidelity® VIP Index 500 Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.09%	17.78%	14.31%	14.70%
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.78%	18.69%	6.26%	9.81%
-20

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
International/Global Equity	Fidelity® VIP International Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.16%	33.15%	8.02%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.37%	7.22%	0.06%	2.71%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.55%	11.75%	10.10%	10.59%
International/Global Equity	Fidelity® VIP Overseas Portfolio–Initial Class** Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.72%	20.39%	6.62%	7.93%
Sector	Fidelity® VIP Real Estate Portfolio–Initial Class** Adviser: Fidelity SelectCo., LLC, an affiliate of FMR / Sub-Advisers: Other investment advisers	0.60%	3.10%	4.23%	3.87%
Non-Investment Grade Bond	Fidelity® VIP Strategic Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.63%	8.85%	3.07%	4.66%
Sector	Fidelity® VIP Technology Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.56%	23.86%	16.83%	23.76%
Large Cap Equity	Fidelity® VIP Total Market Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.11%	17.11%	13.14%	N/A
Large Cap Equity	Fidelity® VIP Value Portfolio–Initial Class** Adviser: FMR / Sub-Advisers: Other investment advisers	0.60%	11.23%	13.10%	11.24%
-21

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Value Strategies Portfolio–Service Class 2** Adviser: FMR / Sub-Advisers: Other investment advisers	0.85%	7.70%	11.87%	10.54%
Sector	Franklin Gold and Precious Metals VIP Fund – Class 1 Adviser: Franklin Advisers, Inc. (“FAV”)	0.70%	N/A	N/A	N/A
International/Global Equity	Goldman Sachs VIT International Equity Insights Fund—Institutional Class Adviser: Goldman Sachs Asset Management, L.P.	0.80%	6.12%	5.46%	4.88%
Investment Grade Bond	Invesco V.I. Core Plus Bond Fund–Series I Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	0.62%	7.09%	(0.11%)	2.99%
Large Cap Equity	Invesco V.I. Discovery Large Cap Fund–Series I Shares** Adviser: Invesco	0.80%	12.79%	11.69%	14.22%
International/Global Equity	Invesco V.I. EQV International Equity Fund–Series I Shares Adviser: Invesco	0.90%	16.50%	3.68%	6.22%
Sector	Invesco V.I. Global Real Estate Fund–Series I Shares** Adviser: Invesco / Sub-Adviser: Invesco Asset Management Limited	1.02%	7.85%	1.73%	2.44%
Small/Mid Cap Equity	Invesco V.I. Main Street Mid Cap Fund®–Series I Shares** Adviser: Invesco	0.94%	9.19%	9.11%	9.35%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund®–Series I Shares Adviser: Invesco	0.84%	8.70%	8.34%	10.59%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio–Institutional Shares Adviser: Janus	0.72%	7.67%	7.62%	12.79%
-22

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	Janus Henderson Flexible Bond Portfolio–Institutional Shares** Adviser: Janus	0.57%	7.40%	(0.23%)	2.32%
Large Cap Equity	Janus Henderson Forty Portfolio–Institutional Shares** Adviser: Janus	0.62%	18.14%	11.65%	16.24%
International/Global Equity	Janus Henderson Global Research Portfolio–Institutional Shares Adviser: Janus	0.82%	20.92%	12.51%	12.93%
International/Global Equity	Lazard Retirement International Equity Portfolio–Service Shares** Adviser: Lazard Asset Management LLC	1.10%	33.12%	7.95%	6.82%
Small/Mid Cap Equity	Lord Abbett Series Fund Developing Growth Portfolio–Class VC** Adviser: Lord, Abbett & Co. LLC (“Lord Abbett”)	1.04%	14.59%	(1.17%)	11.03%
Small/Mid Cap Equity	Lord Abbett Series Fund Mid Cap Stock Portfolio–Class VC** Adviser: Lord Abbett	1.15%	7.05%	10.16%	7.98%
Investment Grade Bond	Lord Abbett Series Fund, Inc.–Short Duration Income Portfolio–Class I Adviser: Lord Abbett	0.47%	N/A	N/A	N/A
Investment Grade Bond	LVIP American Century Inflation Protection Fund–Service Class Adviser: Lincoln Financial Investments Corporation (“LFIC”) / Sub-Adviser: ACIM	0.72%	1.54%	1.22%	1.73%
Small/Mid Cap Equity	LVIP American Century Mid Cap Value Fund–Service Class* Adviser: LFIC / Sub-Adviser: ACIM	1.01%	8.52%	7.13%	7.87%
Large Cap Equity	LVIP American Century Value Fund–Service Class Adviser: LFIC / Sub-Adviser: ACIM	0.86%	9.29%	8.41%	8.01%
-23

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	LVIP Baron Growth Opportunities Fund–Service Class* Adviser: LFIC / Sub-Adviser: BAMCO, Inc.	1.15%	5.44%	7.96%	9.41%
Large Cap Equity	LVIP BlackRock Equity Dividend Fund–Standard Class Adviser: LFIC / Sub-Adviser: BlackRock Investment Management, LLC	0.66%	7.18%	5.69%	7.18%
Large Cap Equity	LVIP ClearBridge Appreciation Fund—Standard Class (formerly ClearBridge Variable Appreciation Portfolio—Class I) Adviser: LFIC / Sub-Adviser: ClearBridge	0.70%	14.50%	12.72%	13.34%
Large Cap Equity	LVIP ClearBridge Large Cap Growth Fund—Standard Class (formerly ClearBridge Variable Large Cap Growth Portfolio—Class I) Adviser: LFIC / Sub-Adviser: ClearBridge	0.74%	8.62%	10.57%	N/A
International/Global Equity	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–Standard Class Adviser: LFIC / Sub-Adviser: FAV	0.46%	8.90%	3.36%	2.82%
International/Global Equity	LVIP Franklin Templeton Multi-Factor International Equity Fund–Standard Class Adviser: LFIC / Sub-Adviser: FAV	0.40%	3.76%	4.48%	4.69%
Investment Grade Bond	LVIP JPMorgan Short Duration Bond Fund–Standard Class Adviser: LFIC / Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”)	0.47%	4.30%	1.70%	1.89%
International/Global Equity	LVIP Mondrian International Value Fund–Standard Class Adviser: LFIC / Sub-Adviser: Mondrian Investment Partners Limited	0.74%	4.70%	3.48%	4.20%
-24

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	LVIP SSgA Bond Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSgA Funds Management, Inc. (“SSGA FM”)	0.37%	1.05%	(0.60%)	1.03%
International/Global Equity	LVIP SSgA Emerging Markets Equity Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSGA FM	0.50%	6.80%	0.75%	N/A
International/Global Equity	LVIP SSgA International Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSGA FM	0.38%	3.22%	4.49%	4.98%
International/Global Equity	MFS® Global Growth Portfolio–Initial Class Adviser: Massachusetts Financial Services Company (“MFS”)	0.88%	13.59%	5.72%	8.91%
Sector	MFS® Global Real Estate Portfolio–Initial Class Adviser: MFS	0.90%	3.53%	1.32%	5.01%
Asset Allocation	MFS® Global Tactical Allocation Portfolio–Initial Class Adviser: MFS	0.78%	15.48%	4.86%	5.67%
International/Global Equity	MFS® International Growth Portfolio–Initial Class Adviser: MFS	0.88%	21.12%	7.07%	9.88%
International/Global Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio)–Initial Class Adviser: MFS	0.89%	33.26%	7.28%	9.95%
Small/Mid Cap Equity	MFS® Mid Cap Growth Series–Initial Class Adviser: MFS	0.81%	3.66%	3.26%	11.60%
Small/Mid Cap Equity	MFS® Mid Cap Value Portfolio–Initial Class Adviser: MFS	0.79%	5.98%	10.18%	9.95%
Small/Mid Cap Equity	MFS® New Discovery Series–Initial Class* Adviser: MFS	0.87%	12.96%	(0.28%)	10.74%
-25

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	MFS® New Discovery Value Portfolio–Initial Class Adviser: MFS	0.88%	3.08%	8.48%	10.58%
International/Global Equity	MFS® Research International Portfolio–Initial Class Adviser: MFS	0.90%	22.05%	5.51%	7.54%
Large Cap Equity	MFS® Value Series–Initial Class Adviser: MFS	0.69%	13.01%	9.95%	10.05%
Non-Investment Grade Bond	Morgan Stanley VIF Emerging Markets Debt Portfolio–Class I** Adviser: Morgan Stanley Investment Management Inc. (“MSIM”)	1.10%	15.33%	2.70%	4.51%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio–Class I** Adviser: Neuberger Berman Investment Advisers LLC (“Neuberger Berman”)	0.85%	11.56%	10.06%	7.75%
Large Cap Equity	Neuberger Berman AMT Quality Equity Portfolio (formerly Neuberger Berman AMT Sustainable Equity Portfolio)–Class I** Adviser: Neuberger Berman	0.87%	13.74%	12.83%	12.94%
International/Global Equity	Nomura VIP Emerging Markets Series (formerly Macquarie VIP Emerging Markets Series)–Standard Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust (“DMC”)	1.16%	81.26%	8.81%	12.17%
International/Global Equity	Nomura VIP International Core Equity Series (formerly Macquarie VIP International Core Equity Series)–Standard Class** Adviser: DMC	0.86%	24.55%	N/A	N/A
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series)–Standard Class Adviser: DMC	0.74%	8.16%	9.26%	9.15%
-26

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Non-Investment Grade Bond	PIMCO VIT Emerging Markets Bond Portfolio–Institutional Class Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.02%	15.15%	2.60%	5.22%
Investment Grade Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)–Administrative Class Adviser: PIMCO	1.15%	12.87%	0.17%	2.47%
Non-Investment Grade Bond	PIMCO VIT High Yield Portfolio–Administrative Class Adviser: PIMCO	0.81%	8.95%	3.97%	5.57%
Investment Grade Bond	PIMCO VIT Income Portfolio–Institutional Class Adviser: PIMCO	0.77%	10.36%	3.57%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)–Institutional Class Adviser: PIMCO	0.94%	4.10%	1.18%	3.04%
Investment Grade Bond	PIMCO VIT Long-Term U.S. Government Portfolio–Administrative Class Adviser: PIMCO	2.475%	6.15%	(6.82%)	0.01%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio–Administrative Class Adviser: PIMCO	0.66%	5.52%	1.57%	1.79%
Investment Grade Bond	PIMCO VIT Real Return Portfolio–Administrative Class Adviser: PIMCO	1.39%	7.85%	1.21%	3.21%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio–Institutional Class Adviser: PIMCO	0.50%	4.83%	3.40%	2.91%
Investment Grade Bond	PIMCO VIT Total Return Portfolio–Administrative Class Adviser: PIMCO	0.73%	8.89%	0.02%	2.36%
-27

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Sector	Principal VC Real Estate Securities Account–Class 1 Adviser: Principal Global Investors, LLC / Sub-Advisers: Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%
International/Global Equity	Putnam VT International Value Fund–Class IA Adviser: Putnam Investment Management, LLC / Sub-Advisers: FAV, Franklin Templeton Investment Management Limited, and The Putnam Advisory Company, LLC	0.81%	35.07%	12.77%	9.13%
Large Cap Equity	T. Rowe Price All-Cap Opportunities Portfolio** Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	0.80%	16.30%	12.22%	16.93%
Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price	0.75%	18.74%	11.68%	15.54%
International/Global Equity	T. Rowe Price International Stock Portfolio Adviser: T. Rowe Price	0.95%	18.41%	3.92%	7.10%
Investment Grade Bond	T. Rowe Price Limited-Term Bond Portfolio** Adviser: T. Rowe Price	0.50%	5.71%	2.17%	2.34%
Asset Allocation	T. Rowe Price Moderate Allocation Portfolio** Adviser: T. Rowe Price	0.85%	14.50%	5.50%	7.84%
Asset Allocation	Thrivent Aggressive Allocation Portfolio Adviser: Thrivent Financial for Lutherans (“Thrivent”)	0.85%	15.81%	9.61%	11.26%
Asset Allocation	Thrivent Conservative Allocation Portfolio Adviser: Thrivent	0.50%	10.17%	4.03%	5.42%
International/Global Equity	Thrivent Global Stock Portfolio Adviser: Thrivent	0.60%	20.82%	10.69%	10.67%
-28

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	Thrivent Large Cap Growth Portfolio Adviser: Thrivent	0.43%	16.95%	12.89%	16.35%
Small/Mid Cap Equity	Thrivent Mid Cap Index Portfolio Adviser: Thrivent	0.25%	7.23%	8.86%	10.46%
Small/Mid Cap Equity	Thrivent Mid Cap Stock Portfolio Adviser: Thrivent	0.66%	4.43%	6.86%	11.30%
Small/Mid Cap Equity	Thrivent Small Cap Index Portfolio Adviser: Thrivent	0.24%	5.80%	7.06%	9.57%
Asset Allocation	TOPS® Aggressive ETF Portfolio (formerly TOPS® Aggressive Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark Advisers, Inc. (“ValMark”) / Sub-Adviser: Milliman Financial Risk Management LLC (“Milliman”)	0.54%	18.83%	9.41%	10.43%
Asset Allocation	TOPS® Balanced ETF Portfolio–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.54%	12.85%	5.52%	6.39%
Asset Allocation	TOPS® Conservative ETF Portfolio–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.56%	10.15%	4.34%	4.99%
Asset Allocation	TOPS® Managed Risk Moderate ETF Portfolio (formerly TOPS® Managed Risk Moderate Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.75%	10.36%	4.74%	5.72%
Asset Allocation	TOPS® Managed Risk Moderately Aggressive ETF Portfolio (formerly TOPS® Managed Risk Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.75%	11.65%	5.36%	6.13%
-29

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	TOPS® Moderate ETF Portfolio (formerly TOPS® Moderate Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.53%	15.13%	6.92%	7.99%
Asset Allocation	TOPS® Moderately Aggressive ETF Portfolio (formerly TOPS® Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.54%	17.99%	8.56%	9.53%
Non-Investment Grade Bond	VanEck VIP Emerging Markets Bond Fund–Initial Class Shares** Adviser: Van Eck Associates Corporation	1.10%	18.49%	3.91%	5.24%
Large Cap Equity	Voya Growth and Income Portfolio–Class I Adviser: Voya Investments, LLC (“Voya”) / Sub-Adviser: Voya Investment Management Co. LLC (“VIM”)	0.67%	18.21%	15.46%	14.62%
Non-Investment Grade Bond	Voya High Yield Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.48%	8.80%	3.92%	5.82%
Asset Allocation	Voya Index Solution 2030 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.17%	15.44%	6.80%	8.59%
Asset Allocation	Voya Index Solution 2040 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.16%	18.91%	9.05%	10.33%
Asset Allocation	Voya Index Solution 2050 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.17%	20.70%	10.14%	10.97%
Investment Grade Bond	Voya Intermediate Bond Portfolio—Class I Adviser: Voya / Sub-Adviser: VIM	0.55%	7.71%	0.15%	2.66%
Investment Grade Bond	Voya Limited Maturity Bond Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.28%	5.69%	2.13%	2.27%
-30

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	Voya MidCap Opportunities Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.82%	3.90%	4.55%	10.97%
Small/Mid Cap Equity	Voya RussellTM Mid Cap Index Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.40%	10.08%	8.26%	10.59%
Small/Mid Cap Equity	Voya Small Company Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.87%	8.59%	6.26%	8.39%
Small/Mid Cap Equity	VY® JPMorgan Mid Cap Value Portfolio–Class I Adviser: Voya / Sub-Adviser: JPMIM	0.85%	4.63%	9.53%	8.75%
Small/Mid Cap Equity	VY® JPMorgan Small Cap Core Equity Portfolio–Class I Adviser: Voya / Sub-Adviser: JPMIM	0.89%	3.86%	4.89%	9.04%
International/Global Equity	VY® Morgan Stanley Global Franchise Portfolio–Class R6 Adviser: Voya / Sub-Adviser: MSIM	0.89%	0.33%	5.06%	N/A
Asset Allocation	VY® T. Rowe Price Capital Appreciation Portfolio–Class I Adviser: Voya / Sub-Adviser: T. Rowe Price Investment Management	0.65%	12.32%	9.49%	11.32%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio–Class I* Adviser: FTFA / Sub-Advisers: Western Asset Management Company Limited, Western Asset Management Company, LLC, Western Asset Management Company Ltd., and Western Asset Management Company Pte. Ltd.	0.54%	7.75%	(1.44%)	2.11%
Investment Grade Bond	Western Asset Long Credit VIT Portfolio–Class I** Adviser: FTFA / Sub-Advisers: Western Asset Management Company Limited, Western Asset Management Company, LLC, Western Asset Management Company Ltd., and Western Asset Management Company Pte. Ltd.	0.41%	8.59%	N/A	N/A
*
Premiums or transfers will only be accepted into this Investment Division from policyowners already invested in this Investment Division. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted
-31

to reinvest in this Investment Division.
**
No premiums or transfers will be accepted into this Investment Division. Policyowners who remove any Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.
-32

This Summary Prospectus incorporates by reference the New York Life Insurance and Annuity Corporation CorpExec VUL II-V full (statutory) prospectus and Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this summary prospectus.
EDGAR ID: C000025718

New York Life Insurance and Annuity Corporation
Corp Exec VUL VI
Corporate Executive Series Variable Universal Life
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
A flexible premium corporate sponsored variable universal life insurance policy offered to individuals under New York Life Insurance and Annuity Corporation ("NYLIAC") Corporate Sponsored Variable Universal Life Separate Account-I
Please use the following address to send policy premium payments and service Requests to us:
Service Office:
New York Life Insurance and Annuity Corporation
NYLIFE Distributors, LLC
Attention: New York Life Institutional Life
6130 Sprint Parkway, Suite 400
Overland Park, KS 66211
Telephone: (888) 695-4748
Fax: (913) 906-4129
E-mail: NYLAMN_Service@newyorklife.com
This Summary Prospectus summarizes significant changes to the Corp Exec VUL VI flexible premium VUL insurance policy (the “Policy”) issued by New York Life Insurance and Annuity Corporation (“NYLIAC”) that have been made since May 1, 2025, the effective date of last year’s update to the prospectus for this Policy. The Policy is offered to corporations and individuals to provide life insurance in a corporate-sponsored arrangement. New Corp Exec VUL VI policies series are no longer offered for sale.
The prospectus for the Policy (the “Prospectus”), contains more information about the Policy, including its features, benefits and risks. You can find the current Prospectus and other information about the Policy online at https://dfinview.com/NewYorkLife/TAHD/corpexec-vi. You can also obtain this information at no cost by calling our Service Office at (888) 695-4748, faxing us at (913) 906-4129 or by sending an email request to our Service Office at NYLAMN_Service@newyorklife.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the staff of the Securities and Exchange Commission (“SEC”) and is available at www.investor.gov. We do not authorize any information or representations regarding the offering described in this summary prospectus other than as contained in these materials, the full prospectus or any amendments or supplements to them or in any supplemental sales material we authorize. This Summary Prospectus incorporates by reference the Policy’s full Prospectus and Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.
The SEC has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

i

Glossary

More detailed information concerning certain terms defined below is provided in “Definitions” in the Prospectus.
Accumulation Value: The aggregate value of your Policy’s investment in the Investment Divisions.
Attained Age: The Insured's issue age, plus the number of Policy Years completed since the Policy Date.
Cash Surrender Value: The Cash Value less Policy Debt. See “Surrenders” in the Prospectus for more information.
Cash Value: The sum of (a) the Accumulation Value, (b) the value in the Fixed Account, and (c) the value in the Loan Account.
Eligible Portfolios: The mutual fund portfolios that are available for investment through the Investment Divisions. See “Appendix—Eligible Portfolios Available Under the Policy” below. The Eligible Portfolios are portfolios of open-end management investment companies registered with the SEC.
Face Amount: The dollar amount of the life insurance under the Policy as selected by you. It may be changed by you. See “Definitions—Face Amount” and “Policy Payment Information—Changing the Face Amount of Your Policy” in the Prospectus for more information about the Face Amount.
Fixed Account: The investment option under your Policy that accrues interest at fixed rates on a daily basis. This rate can change, subject to the Guaranteed Minimum Interest Rate. Assets in the Fixed Account are part of NYLIAC’s General Account. See “Management and Organization—The Fixed Account” and “—Interest Crediting” and “Description of the Policy—Investment Divisions and the Fixed Account—Amount in the Fixed Account” in the Prospectus for more information about the Fixed Account.
Good Order: A Notice, Request, or Policy transaction is in “Good Order” if it complies with our administrative procedures and the required information is complete and correct. We may delay our response to a Notice, Request, or Policy transaction if it is not in Good Order. For more information see “Definitions—Good Order” in the Prospectus.
Investment Division: A subaccount of NYLIAC Corporate Sponsored Variable Universal Separate Account-I, which is a segregated asset account of NYLIAC established to receive and invest net Premiums allocated to the Investment Divisions.
Late Period: A period of 62 days after the Monthly Deduction Day when the Cash Surrender Value is less than the Monthly Deduction Charges for the next Policy Month.
Loan Account: The account that holds a portion of Cash Value for the purpose of securing any Policy Debt. It is part of NYLIAC’s General Account.
Monthly Deduction Charges: The Monthly Deduction Charges consist of the Cost of Insurance charge, additional Flat Extras, Mortality and Expense Risk Charge, Monthly Contract Charge, and any applicable monthly rider charges deducted from your Policy’s Cash Value on each Monthly Deduction Day.
Monthly Deduction Day: The date of each month, specified on the Policy Data Pages, as of which we deduct the Monthly Deduction Charges from Cash Value. For more information, see “Definitions—Monthly Deduction Day” in the Prospectus.
Mortality and Expense Risk Charge: A monthly charge that is assessed to cover the risk that the group of lives we have insured under our Policies will, on average, not live as long as we expect (mortality risk), and the risk that the cost of issuing and administering the Policies will be greater than we have estimated (expense risk).
Planned Premium: The initial Premium and the Premium amounts for Policy Years 2-10 as set forth in the Policy application and/or on Policy Data Page 2.
Policy or Corp Exec VUL VI:Your Corp Exec VUL VI variable universal life policy.
Policy Anniversary: The anniversary of the Policy Date specified on the Policy Data Pages. A Policy Anniversary starts a new Policy Year.
Policy Data Pages: The Policy pages that provide information regarding your Policy, such as Face Amount, Premium payments, and Policy charges.
1

Policy Date: The date we use as the starting point for determining Policy Years and Monthly Deduction Days. Your Policy Date will be the same as the date on which we issue your Policy, unless you Request otherwise. Generally, you may not choose a Policy Date that is more than six months before the date of your Policy’s issue. You can find your Policy Date on the Policy Data Pages.
Policy Debt: The amount of outstanding loan(s) under your Policy, plus accrued interest.
Policy Month: The monthly period beginning on each Monthly Deduction Day and extending to, but not including, the next Monthly Deduction Day.
Policy Year: The year from a Policy Anniversary to, but not including, the next Policy Anniversary. The first Policy Year begins on the Policy Date, and each twelve-month period thereafter.
Premium: A Planned Premium or an Unplanned Premium.
Request: A signed written request in Good Order received at our Service Office which gives us the facts that we need. When you write to us, please include the Policy number, the Insured’s full name, and your current address.
Sales Standards: The criteria used to evaluate whether a recommended transaction, relating to your policy, complies with applicable standards of conduct.
STR: Supplementary Term Rider.
Target Premium: An amount used to determine the Sales Expense Charge. See “Important Information You Should Consider About the Policy—Fees and Expenses—Transaction Charges” and “Definitions—Target Premium” in the Prospectus.
Unplanned Premium: Premium payments you make in addition to Planned Premium.
2

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain features of the Policy that have changed since the Prospectus, dated May 1, 2025. This description does not reflect all of the changes that have occurred since you entered into your Policy.
Eligible Portfolios
Effective on or about July 28, 2025, all references to Neuberger Berman AMT Sustainable Equity Portfolio—Class I were deleted and replaced with Neuberger Berman AMT Quality Equity Portfolio—Class I.
Effective on or about August 28, 2025, in accordance with applicable law and the terms of the policies, the Separate Account substituted shares of the Victory RS Small Cap Growth Equity VIP Series—Class I with shares of the ClearBridge Variable Small Cap Growth Portfolio—Class I.
The Victory RS International VIP Series (the “Victory Series”) was closed at the close of business on or about August 22, 2025 (the “Hard Close Date”) and the Victory Series was liquidated on or about August 28, 2025 (the “Liquidation Date”). As of the Hard Close Date, no premiums or transfers were accepted into the Investment Division that invests in the Victory Series. On the Liquidation Date, if any policyowners did not transfer their remaining Cash Value out of the Investment Division that invests in the Victory Series as of such date, we transferred the Cash Value allocated to the Victory Series into the Investment Division that invests in the Fidelity® VIP Government Money Market Portfolio—Initial Class.
Effective December 1, 2025, all references to the following Eligible Portfolios were changed from: (1) Macquarie VIP Emerging Markets Series—Standard Class to Nomura VIP Emerging Markets Series—Standard Class; (2) Macquarie VIP Small Cap Value Series—Standard Class to Nomura VIP Small Cap Value Series—Standard Class; and (3) Macquarie VIP International Core Equity Series—Standard Class to Nomura VIP International Core Equity Series—Standard Class. In addition, all references to “Delaware Management Company, a series of Macquarie Investment Management Business Trust” as the adviser to the Eligible Portfolios listed above, were deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” Finally, all references to Macquarie Investment Management Global Limited as the sub-adviser to the Eligible Portfolios listed above were deleted.
As of April 24, 2026, each of the following Eligible Portfolios will be reorganized into a newly created series of the Lincoln Variable Insurance Products Trust: (1) ClearBridge Variable Appreciation Portfolio – Class I will be reorganized into LVIP ClearBridge Appreciation Fund – Standard Class; and (2) ClearBridge Variable Large Cap Growth Portfolio – Class I will be reorganized into LVIP ClearBridge Large Cap Growth Fund – Standard Class. For both funds, the Investment Adviser will change to Lincoln Financial Investments Corporation.
Commencing May 1, 2026, the following will be added as Eligible Portfolios under the Policy:
1.
Columbia Variable Portfolio—Small Company Growth Fund—Class 1
2.
Franklin Gold and Precious Metals VIP Fund—Class 1
3.
Goldman Sachs VIT International Equity Insights Fund—Institutional Class
4.
Lord Abbett Series Fund, Inc.—Short Duration Income Portfolio—Class I
5.
Voya Intermediate Bond Portfolio—Class I
Commencing May 1, 2026, no premiums or transfers will be accepted into the following Investment Division:
1.
Invesco VI Global Real Estate Fund—Series I Shares
Commencing May 1, 2026, no new investors will be permitted to allocate premiums or make transfers into the following Investment Divisions:
1.
LVIP Baron Growth Opportunities Fund—Service Class
2.
Western Asset Core Plus VIT Portfolio—Class I
3

Policyowners who remove Cash Value allocations from these Investment Divisions will not be permitted to reinvest in these Investment Divisions.
The names of the following Eligible Portfolios have been changed as follows:
1.
For all NYLI Portfolios, all references to “NYLI” in the Portfolio names were deleted and replaced with “NYLIM”
2.
NYLI VP American Century Sustainable Equity—Initial Class has been changed to NYLIM VP American Century Large Cap Equity—Initial Class
3.
American Funds® IS Global Small Capitalization Fund—Class 1 has been changed to American Funds® IS SMALLCAP World Fund®—Class 1
4.
American Funds® IS International Fund—Class 1 has been changed to American Funds® IS EUPAC FundTM—Class 1
5.
MFS® International Intrinsic Value Portfolio—Initial Class has been changed to MFS® International Intrinsic Equity Portfolio—Initial Class
6.
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares has been changed to TOPS® Aggressive ETF Portfolio—Class 2 Shares
7.
TOPS® Growth ETF Portfolio—Class 2 Shares has been changed to TOPS® Moderately Aggressive ETF Portfolio—Class 2 Shares
8.
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares has been changed to TOPS® Managed Risk Moderately Aggressive ETF Portfolio—Class 2 Shares
9.
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares has been changed to TOPS® Managed Risk Moderate ETF Portfolio—Class 2 Shares
10.
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares has been changed to TOPS® Moderate ETF Portfolio—Class 2 Shares
Important Information You Should Consider About the Policy

Fees and Expenses

Please refer to your Policy Data Pages for information about the specific fees you will pay each year based on the options you have selected.

Transaction Charges
We charge you a Sales Expense Charge, State Premium Tax Charge, and Federal
Premium Tax Charge on each Premium you pay up to Attained Age 100. The Sales
Expense Charges will differ according to the blend of base Policy and term rider life insurance coverage that you can obtain under the Supplementary Term Rider. See
“Charges Associated with the Policy—Deductions from Premium Payments” in the
Prospectus for more information.
We may also charge you a Fund Transfer Charge on transfers among the investment options under your Policy and a Partial Surrender Processing Fee on partial surrenders. Currently, we are not imposing these charges. See “Charges
Associated with the Policy—Separate Account Charges—Fund Transfer Charge” and
“—Partial Surrender Processing Fee” in the Prospectus.
Finally, we reserve the right to charge a fee for returned payments, but we are not currently charging it.

4

Ongoing Fees and Expenses
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses which we deduct monthly, including Cost of Insurance charges, Flat Extras charges (added to the Cost of Insurance charge to cover certain additional mortality risk) and term rider charges. These charges may vary based on the characteristics of the Insured (e.g., issue age, gender, underwriting class, Policy Year, and the Face Amount and Life Insurance Benefit Option of your
Policy). See “Charges Associated with the Policy—Deductions from Cash
Value—Cost of Insurance Charge” and “Description of the Policy—Additional
Benefits through Riders and Options” in the Prospectus.
We also charge a Mortality and Expense Risk Charge and a Monthly Contract
Charge. See “Charges Associated with the Policy—Deductions from Cash Value” and
“—Loan Charges” in the Prospectus. You should review the Policy Data Pages of your Policy for rates and the specific fees applicable to your Policy.
You will also bear expenses associated with the Eligible Portfolios available under your Policy, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from the assets of the Eligible Portfolios (before any fee waiver or expense reimbursement) during the year ended December 31,
2025.See “Appendix—Eligible Portfolios Available Under the Policy” for our list of available Eligible Portfolios, the current expenses for these Portfolios, and the
Average Annual Total Returns).

	Annual Fee	Minimum	Maximum
	Investment Options (Eligible Portfolio fees and expenses)	0.09%	2.475%

Risks

Risk of Loss	You can lose money by investing in the Policy. See “Summary of Principal Risks of Investment in the Policy—Investment Risk” in the Prospectus.
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed to provide a life insurance benefit and to help meet other long-term financial objectives. Substantial fees, expenses, and tax consequences generally make variable life insurance inappropriate as a short-term savings vehicle. Additionally, the Policy may limit your ability to withdraw a portion of the Cash Value through partial surrenders. See “Summary of Principal Risks of
Investment in the Policy—Not a Short-Term Investment,” “Loans,” and
“Surrenders—Partial Surrenders—Amount Available for a Partial Surrender” in the
Prospectus.

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you select. Each
Allocation Alternative (including the Fixed Account) has its own unique risks. The performance of the Eligible Portfolios will vary, and some are riskier than others.
Accordingly, you should review the prospectuses for the Eligible Portfolios before making an investment decision. A discussion of the risks of allocating your Premiums or Cash Value to one or more Eligible Portfolios can be found in the prospectuses for the Eligible Portfolios, which are available at https://dfinview.com/NewYorkLife/TAHD/
corpexec-vi. See also “Management and Organization—Funds and Eligible
Portfolios,” “—The Fixed Account,” and “—Interest Crediting” in the Prospectus.

5

Insurance Company Risks
An investment in the Policy is subject to the risks related to NYLIAC, including that any obligations (including the Fixed Account), guarantees, or benefits under the
Policy are subject to the claims-paying ability and financial strength of NYLIAC and are not backed or guaranteed by NYLIC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. There are also risks relating to
NYLIAC’s administration of the Policy including cybersecurity and infectious disease outbreak risks. More information about NYLIAC, including its claims-paying and financial strength ratings, is available upon request by contacting our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at
NYLAMN_Service@newyorklife.com.

Contract Lapse
Your Policy can lapse even if you pay all of the Planned Premiums on time. When a
Policy lapses, it has no value, and no benefits are paid upon the death of the Insured.
You may also lose the principal invested. Your Policy will lapse if the Cash Surrender
Value is insufficient to cover the Monthly Deduction Charges and you do not pay enough Premium to cover the overdue charges by the end of the Late Period under your Policy. This can happen in a number of circumstances, including minimal funding, partial surrenders, excessive Policy loans and interest, Policy charges
(including increases in Policy charges), market fluctuations, and poor investment return of the Eligible Portfolios you select. The larger a Policy loan becomes relative to the Policy’s Cash Value, the greater the risk that the Policy’s Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest payable, and the greater the risk of the Policy lapsing. A Policy that has a
Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other deductions, or that is otherwise minimally funded, is less likely to maintain its Cash
Surrender Value due to market fluctuations and other performance-related risks. To continue to keep your Policy in force, Premium payments significantly higher than the
Planned Premiums may be required. In addition, by paying only the minimum
Premium required to keep the Policy in force, you may forego the opportunity to build up significant Cash Value in the Policy. If the Policy lapses, there are costs and
Premium requirements associated with reinstatement of the Policy. See “Summary of
Principal Risks of Investment in the Policy—Risk of Termination,” “Termination and
Reinstatement—Late Period” and “–Reinstatement Option” in the Prospectus. In
some states, the Policy’s Late Period and other lapse and reinstatement provisions may differ. For more information on state variations, ask your registered representative or see “State Variations” in the Prospectus.

Restrictions

6

Investment Allocation Options
Generally, you may allocate your net Premiums or Cash Value among 20 of the
Eligible Portfolios at any one time as well as to the Fixed Account. Certain Policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Eligible Portfolios and the Fixed Account; please contact us for more information.
Unless we agree otherwise, the minimum amount that may be transferred among the
Investment Divisions or to or from the Fixed Account at one time is $500 (or, if less, the entire amount in that investment option). If, after a transfer, less than $500 would remain in the relevant Investment Division or the Fixed Account, we may include the remaining value in the transfer. See “Description of the Policy—Investment Divisions
and the Fixed Account—Transfers Among Investment Divisions and the Fixed
Account” in the Prospectus.
In addition, we may limit your ability to make transfers involving the Investment
Divisions if a transfer may disadvantage or potentially hurt the rights of other policyowners. We also will reject or reverse a transfer Request if any of the relevant
Eligible Portfolios for any reason does not accept the purchase of its shares. For more information about the Eligible Portfolios’ rights to refuse or restrict purchases and redemptions of their shares, see their prospectuses.
NYLIAC reserves the right to remove or substitute Eligible Portfolios as investment options or close investment options to new investment. See “Management and
Organization—Our Rights” in the Prospectus and “Appendix—Eligible Portfolios
Available Under the Policy” below for our list of available Eligible Portfolios in the
Prospectus.
In addition, NYLIAC has the right to establish limits on your ability to allocate net
Premiums, or to transfer all or part of the Cash Value from an Investment Division to the Fixed Account. These limits may include allowing no Premium allocations, or transfers from the Investment Divisions, to the Fixed Account. See “Description of the
Policy—Investment Divisions and the Fixed Account—Amount in the Fixed Account”
and “—Transfers Among Investment Divisions and the Fixed Account” in the
Prospectus.

Optional Benefits
The Supplementary Term Rider is not available for Policies under the guideline premium test.
There are limitations on the benefit amounts associated with some optional benefits.
Activation of certain optional benefits may affect the Face Amount, life insurance proceeds or other rights under the policy.
You are required to have a minimum Cash Value to elect, or retain access to, certain optional benefits.
Some optional benefits may have tax implications.
We may modify or discontinue offering an optional benefit at any time.
Some optional benefits may not be used together.
We may change these restrictions in the future.
For more detailed information, see “Description of the Policy—Additional Benefits
Through Riders and Options” in the Prospectus.

Taxes

Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. For example, special rules apply to employer-owned policies. The Policy may not be used with tax-qualified plans or individual retirement accounts. Full and partial surrenders (including loans)
may be subject to ordinary income tax and, subject to certain exceptions, a 10 percent penalty tax. See “Federal Income Tax Considerations” in the Prospectus for
more information about the tax consequences of the Policy.

7

Conflicts of Interest

Investment Professional Compensation
Selling broker-dealers and, in turn their registered representatives, receive compensation for selling the Policy. The compensation will consist of commissions, asset-based compensation, expense allowances, and/or other compensation programs. NYLIAC also may enter into agreements with service entities, which may be affiliated with broker-dealers, under which NYLIAC pays service fees or additional compensation. These compensation arrangements may have the potential to influence the recommendations made by your registered representative or broker-dealer. See “Distribution and Compensation Arrangements” in the Prospectus.
The Policy offers a choice of three Life Insurance Benefit Options. (See “Policy
Payment Information—Life Insurance Benefit Options” in the Prospectus.) The Life
Insurance Benefit Option you choose will affect the amount of your Policy’s Target
Premium through its constituent Face Amount. As Target Premium affects the amount of compensation received by your registered representative, your choice of Life
Insurance Benefit Option may have the potential to influence the recommendation made by your registered representative or broker-dealer as to the Face Amount that will form part of the Life Insurance Benefit Option you choose.
If your Policy includes a Supplementary Term Rider, the blend of base Policy life insurance coverage and STR life insurance coverage affects the compensation paid to your registered representative for selling you the Policy. Generally, agents receive higher compensation for sales of the same Life Insurance Benefit through base Policy coverage than for sales of STR coverage. This could influence your registered representative’s advice to you about the relative amounts of base Policy and term insurance coverage you should purchase. See “Description of the Policy—Additional
Benefits Through Riders and Options” and “Distribution and Compensation
Arrangements” in the Prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of one that you already own. You should only exchange your Corp
Exec VUL VI Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your Corp Exec VUL VI Policy.
It may not be to your advantage to borrow money to purchase a Policy or to take partial surrenders from another policy you own to make Premium payments under this Corp Exec VUL VI Policy. See “Description of the Policy—Tax-Free
“Section 1035” Insurance Policy Exchanges.”

8

Appendix: Eligible Portfolios Available Under the Policy
The following is a list of Eligible Portfolios available under Corp Exec VI VUL as of the date of this Prospectus. Generally, you may allocate your net Premiums or Cash Value among up to 20 Eligible Portfolios at any one time as well as to the Fixed Account. More information about the Eligible Portfolios is available in the prospectuses for the Eligible Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/NewYorkLife/TAHD/corpexec-vi. You can also request this information at no cost by calling our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at NYLAMN_Service@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Eligible Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Eligible Portfolio’s past performance is not necessarily an indication of future performance.
Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity)–Initial Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Sub-Adviser: American Century Investment Management, Inc. (“ACIM”)	0.68%	11.34%	13.96%	11.86%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYL Investors LLC (“NYLI”)	0.55%	6.83%	(0.63%)	1.96%
International/Global Equity	NYLIM VP Candriam Emerging Markets Equity (formerly NYLI VP Candriam Emerging Markets Equity)–Initial Class** Adviser: New York Life Investments / Sub-Adviser: Candriam	1.20%	35.88%	2.77%	7.65%
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Dimensional Fund Advisors L.P. (“DFA”)	0.54%	13.75%	12.39%	12.68%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Epoch Investment Partners, Inc.	0.68%	14.24%	12.02%	9.96%
-9

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities)–Initial Class Adviser: New York Life Investments / Sub-Adviser: FIAM LLC	0.68%	13.79%	12.34%	10.97%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.64%	5.13%	5.43%	5.01%
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy)–Initial Class Adviser: New York Life Investments	1.01%	8.05%	2.92%	2.07%
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder)–Initial Class Adviser: New York Life Investments / Sub-Advisers: Epoch Investment Partners, Inc. and MacKay Shields LLC (“MacKay”)	0.63%	16.99%	6.56%	7.40%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Janus Henderson Investors US LLC (“Janus”)	0.58%	15.05%	8.58%	10.19%
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.59%	16.40%	5.60%	10.38%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.59%	6.87%	4.44%	6.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.57%	8.44%	0.10%	1.38%
-10

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Newton Investment Management North America, LLC (“NIMNA”)	0.85%	15.20%	17.27%	10.88%
International/Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity)–Initial Class Adviser: New York Life Investments / Sub-Adviser: PineStone Asset Management Inc.	0.86%	12.29%	0.20%	5.44%
Large Cap Equity	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index)–Initial Class** Adviser: New York Life Investments	0.12%	17.72%	14.28%	14.63%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Schroder Investment Management North America Inc.	0.83%	7.27%	5.05%	7.39%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth)–Initial Class Adviser: New York Life Investments / Sub-Advisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	0.86%	4.89%	1.64%	8.95%
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.28%	4.05%	3.02%	1.89%
Large Cap Equity	NYLIM VP Wellington Growth (formerly NYLI VP Wellington Growth)–Initial Class** Adviser: New York Life Investments / Sub-Adviser: Wellington Management Company LLP (“Wellington”)	0.73%	17.06%	10.37%	13.45%
-11

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Wellington	0.75%	9.53%	5.93%	7.41%
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Winslow Capital Management, LLC	0.75%	14.35%	12.69%	16.14%
Small/Mid Cap Equity	AB VPS Discovery Value Portfolio–Class A Adviser: AllianceBernstein L.P. (“AB”)	0.82%	2.89%	8.75%	8.55%
International/Global Equity	AB VPS International Value Portfolio–Class A* Adviser: AB	0.90%	41.70%	10.47%	6.64%
Large Cap Equity	AB VPS Large Cap Growth Portfolio–Class A Adviser: AB	0.65%	13.13%	12.04%	16.17%
Large Cap Equity	AB VPS Relative Value Portfolio–Class A Adviser: AB	0.59%	10.47%	11.42%	10.57%
Small/Mid Cap Equity	AB VPS Small Cap Growth Portfolio–Class A Adviser: AB	0.90%	4.80%	(0.44%)	11.26%
Small/Mid Cap Equity	Alger Small Cap Growth Portfolio–Class I-2 Shares Adviser: Fred Alger Management, LLC (Weatherbie Capital, LLC)	0.97%	5.91%	(4.93%)	8.83%
Asset Allocation	American Funds® IS American Funds Global Balanced Fund–Class 1 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.51%	17.42%	6.37%	7.96%
Asset Allocation	American Funds® IS Asset Allocation Fund–Class 1 Adviser: CRMC	0.29%	16.16%	9.24%	10.05%
-12

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	American Funds® IS The Bond Fund of America®–Class 1 Adviser: CRMC	0.22%	7.40%	0.10%	2.61%
Investment Grade Bond	American Funds® IS Capital World Bond Fund®–Class 1 Adviser: CRMC	0.48%	9.55%	(2.27%)	1.47%
International/Global Equity	American Funds® IS EUPAC FundTM (formerly American Funds® IS International Fund)–Class 1 Adviser: CRMC	0.47%	27.04%	3.66%	7.26%
International/Global Equity	American Funds® IS Global Growth Fund–Class 1 Adviser: CRMC	0.40%	21.98%	8.51%	12.46%
Large Cap Equity	American Funds® IS Growth Fund–Class 1 Adviser: CRMC	0.33%	20.54%	13.66%	18.26%
Large Cap Equity	American Funds® IS Growth-Income Fund–Class 1 Adviser: CRMC	0.28%	18.37%	14.19%	14.20%
International/Global Equity	American Funds® IS New World Fund®–Class 1 Adviser: CRMC	0.57%	28.60%	5.59%	9.53%
International/Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund)–Class 1 Adviser: CRMC	0.65%	14.89%	0.73%	7.50%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund®–Class 1 Adviser: CRMC	0.25%	8.01%	0.01%	1.95%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund–Class 1 Adviser: CRMC	0.25%	17.50%	14.17%	12.65%
-13

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	BlackRock® Global Allocation V.I. Fund–Class I Adviser: BlackRock Advisors, LLC (“BlackRock”) / Sub-Advisers: BlackRock (Singapore) Limited and BlackRock International Limited	0.76%	19.80%	5.79%	7.59%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund–Class I Adviser: BlackRock / Sub-Adviser: BlackRock International Limited	0.54%	9.19%	4.79%	6.31%
Sector	BNY Mellon IP Technology Growth Portfolio–Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. / Sub-Adviser: NIMNA	0.82%	28.16%	9.24%	17.27%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio–Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. / Sub-Advisers: NIMNA and Newton Investment Management Limited	0.66%	15.97%	11.93%	13.56%
Small/Mid Cap Equity	ClearBridge Variable Small Cap Growth Portfolio–Class I Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) / Sub-Adviser: ClearBridge Investments, LLC (“ClearBridge”)	0.81%	9.23%	(0.17%)	9.38%
Large Cap Equity	Columbia Variable Portfolio–Disciplined Core Fund–Class 1 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Sub-Adviser: Threadneedle International Limited	0.67%	26.06%	14.06%	12.15%
Non-Investment Grade Bond	Columbia Variable Portfolio–Emerging Markets Bond Fund–Class 1 Adviser: Columbia	0.75%	12.78%	1.70%	4.28%
Investment Grade Bond	Columbia Variable Portfolio–Intermediate Bond Fund–Class 1 Adviser: Columbia	0.52%	9.06%	(0.43%)	2.77%
-14

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	Columbia Variable Portfolio–Small Company Growth Fund–Class 1 Adviser: Columbia	0.87%	21.69%	3.59%	15.19%
Non-Investment Grade Bond	Columbia Variable Portfolio–Strategic Income Fund–Class 1 Adviser: Columbia	0.69%	7.21%	4.28%	5.85%
Large Cap Equity	Davis Equity Portfolio** Adviser: Davis Selected Advisers, L.P. / Sub-Adviser: Davis Selected Advisers—NY, Inc.	0.71%	27.24%	13.39%	12.52%
Investment Grade Bond	Dimensional VA Global Bond Portfolio Adviser: DFA / Sub-Advisers: Dimensional Fund Advisors Ltd. (“DFA Ltd.”) and DFA Australia Limited (“DFAA”)	0.21%	4.35%	1.38%	1.81%
Asset Allocation	Dimensional VA Global Moderate Allocation Portfolio Adviser: DFA	0.28%	14.68%	8.42%	8.65%
International/Global Equity	Dimensional VA International Small Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.39%	36.99%	8.89%	8.68%
International/Global Equity	Dimensional VA International Value Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. And DFAA	0.27%	45.64%	15.85%	10.46%
Large Cap Equity	Dimensional VA U.S. Large Value Portfolio Adviser: DFA	0.21%	15.83%	11.97%	10.51%
Small/Mid Cap Equity	Dimensional VA U.S. Targeted Value Portfolio Adviser: DFA	0.29%	8.95%	13.60%	11.00%
Investment Grade Bond	Dimensional VIT Inflation-Protected Securities Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.11%	7.55%	1.05%	3.12%
-15

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Alternatives	DWS Alternative Asset Allocation VIP–Class A Adviser: DWS Investment Management Americas Inc. (“DIMA”) / Sub-Adviser: RREEF Americas LLC	0.93%	10.50%	5.29%	4.89%
International/Global Equity	DWS Global Small Cap VIP–Class A** Adviser: DIMA	0.87%	20.51%	6.74%	6.70%
Small/Mid Cap Equity	DWS Small Cap Index VIP–Class A Adviser: DIMA / Sub-Adviser: Northern Trust Investments, Inc.	0.37%	12.64%	5.84%	9.33%
Small/Mid Cap Equity	DWS Small Mid Cap Value VIP–Class A Adviser: DIMA	0.80%	18.21%	9.66%	7.57%
Asset Allocation	Fidelity® VIP Balanced Portfolio–Initial Class Adviser: Fidelity Management & Research Company LLC (“FMR”) / Sub-Advisers: Other investment advisers	0.41%	15.25%	9.52%	11.13%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.14%	6.98%	(0.57%)	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Co., Inc., an affiliate of FMR (“FMRC”) and other investment advisers	0.54%	21.52%	15.37%	15.78%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.87%	41.20%	5.88%	10.93%
Large Cap Equity	Fidelity® VIP Equity Income PortfolioSM–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.46%	19.02%	12.51%	11.60%
-16

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Geode Capital Management, LLC (“Geode”) and FMRC	0.12%	12.32%	8.02%	N/A
Non-Investment Grade Bond	Fidelity® VIP Floating Rate High Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.73%	5.33%	6.06%	5.44%
Asset Allocation	Fidelity® VIP Freedom 2010 PortfolioSM–Initial Class** Adviser: FMR	0.36%	10.53%	3.15%	5.73%
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM–Initial Class Adviser: FMR	0.44%	13.33%	4.84%	7.38%
Asset Allocation	Fidelity® VIP Freedom 2025 PortfolioSM–Initial Class Adviser: FMR	0.46%	14.59%	5.52%	8.02%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM–Initial Class Adviser: FMR	0.49%	15.52%	6.25%	8.88%
Asset Allocation	Fidelity® VIP Freedom 2035 PortfolioSM–Initial Class Adviser: FMR	0.53%	16.69%	7.55%	10.00%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM–Initial Class Adviser: FMR	0.57%	18.79%	9.01%	10.87%
Asset Allocation	Fidelity® VIP Freedom 2045 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.83%	9.44%	11.09%
Asset Allocation	Fidelity® VIP Freedom 2050 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.79%	9.43%	11.08%
-17

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	Fidelity® VIP Freedom 2055 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.85%	9.43%	N/A
Asset Allocation	Fidelity® VIP Freedom 2060 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.83%	9.44%	N/A
Asset Allocation	Fidelity® VIP Freedom 2065 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.86%	9.43%	N/A
Money Market	Fidelity® VIP Government Money Market Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.25%	4.13%	3.10%	2.03%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.56%	22.02%	11.31%	19.94%
Large Cap Equity	Fidelity® VIP Growth Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.55%	14.92%	13.70%	17.45%
Sector	Fidelity® VIP Health Care Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.59%	14.39%	4.18%	8.75%
Large Cap Equity	Fidelity® VIP Index 500 Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.09%	17.78%	14.31%	14.70%
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.78%	18.69%	6.26%	9.81%
International/Global Equity	Fidelity® VIP International Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.16%	33.15%	8.02%	N/A
-18

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.37%	7.22%	0.06%	2.71%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.55%	11.75%	10.10%	10.59%
International/Global Equity	Fidelity® VIP Overseas Portfolio–Initial Class** Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.72%	20.39%	6.62%	7.93%
Sector	Fidelity® VIP Real Estate Portfolio–Initial Class** Adviser: Fidelity SelectCo., LLC, an affiliate of FMR / Sub-Advisers: Other investment advisers	0.60%	3.10%	4.23%	3.87%
Non-Investment Grade Bond	Fidelity® VIP Strategic Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.63%	8.85%	3.07%	4.66%
Sector	Fidelity® VIP Technology Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.56%	23.86%	16.83%	23.76%
Large Cap Equity	Fidelity® VIP Total Market Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.11%	17.11%	13.14%	N/A
Large Cap Equity	Fidelity® VIP Value Portfolio–Initial Class** Adviser: FMR / Sub-Advisers: Other investment advisers	0.60%	11.23%	13.10%	11.24%
Small/Mid Cap Equity	Fidelity® VIP Value Strategies Portfolio–Service Class 2** Adviser: FMR / Sub-Advisers: Other investment advisers	0.85%	7.70%	11.87%	10.54%
-19

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Sector	Franklin Gold and Precious Metals VIP Fund—Class 1 Adviser: Franklin Advisers, Inc. (“FAV”)	0.70%	N/A	N/A	N/A
International/Global Equity	Goldman Sachs VIT International Equity Insights Fund—Institutional Class Adviser: Goldman Sachs Asset Management, L.P.	0.80%	6.12%	5.46%	4.88%
Investment Grade Bond	Invesco V.I. Core Plus Bond Fund–Series I Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	0.62%	7.09%	(0.11%)	2.99%
Large Cap Equity	Invesco V.I. Discovery Large Cap Fund–Series I Shares** Adviser: Invesco	0.80%	12.79%	11.69%	14.22%
International/Global Equity	Invesco V.I. EQV International Equity Fund–Series I Shares Adviser: Invesco	0.90%	16.50%	3.68%	6.22%
Sector	Invesco V.I. Global Real Estate Fund–Series I Shares** Adviser: Invesco / Sub-Adviser: Invesco Asset Management Limited	1.02%	7.85%	1.73%	2.44%
Small/Mid Cap Equity	Invesco V.I. Main Street Mid Cap Fund®–Series I Shares** Adviser: Invesco	0.94%	9.19%	9.11%	9.35%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund®–Series I Shares Adviser: Invesco	0.84%	8.70%	8.34%	10.59%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio–Institutional Shares Adviser: Janus	0.72%	7.67%	7.62%	12.79%
Investment Grade Bond	Janus Henderson Flexible Bond Portfolio–Institutional Shares** Adviser: Janus	0.57%	7.40%	(0.23%)	2.32%
-20

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	Janus Henderson Forty Portfolio–Institutional Shares** Adviser: Janus	0.62%	18.14%	11.65%	16.24%
International/Global Equity	Janus Henderson Global Research Portfolio–Institutional Shares Adviser: Janus	0.82%	20.92%	12.51%	12.93%
International/Global Equity	Lazard Retirement International Equity Portfolio–Service Shares** Adviser: Lazard Asset Management LLC	1.10%	33.12%	7.95%	6.82%
Small/Mid Cap Equity	Lord Abbett Series Fund Developing Growth Portfolio–Class VC** Adviser: Lord, Abbett & Co. LLC (“Lord Abbett”)	1.04%	14.59%	(1.17%)	11.03%
Small/Mid Cap Equity	Lord Abbett Series Fund Mid Cap Stock Portfolio–Class VC** Adviser: Lord Abbett	1.15%	7.05%	10.16%	7.98%
Investment Grade Bond	Lord Abbett Series Fund, Inc.–Short Duration Income Portfolio–Class I Adviser: Lord Abbett	0.47%	N/A	N/A	N/A
Investment Grade Bond	LVIP American Century Inflation Protection Fund–Service Class Adviser: Lincoln Financial Investments Corporation (“LFIC”) / Sub-Adviser: ACIM	0.72%	1.54%	1.22%	1.73%
Small/Mid Cap Equity	LVIP American Century Mid Cap Value Fund–Service Class* Adviser: LFIC / Sub-Adviser: ACIM	1.01%	8.52%	7.13%	7.87%
Large Cap Equity	LVIP American Century Value Fund–Service Class Adviser: LFIC / Sub-Adviser: ACIM	0.86%	9.29%	8.41%	8.01%
Small/Mid Cap Equity	LVIP Baron Growth Opportunities Fund–Service Class* Adviser: LFIC / Sub-Adviser: BAMCO, Inc.	1.15%	5.44%	7.96%	9.41%
-21

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	LVIP BlackRock Equity Dividend Fund–Standard Class Adviser: LFIC / Sub-Adviser: BlackRock Investment Management, LLC	0.66%	7.18%	5.69%	7.18%
Large Cap Equity	LVIP ClearBridge Appreciation Fund–Standard Class (formerly ClearBridge Variable Appreciation Portfolio–Class I) Adviser: LFIC/ Sub-Adviser: ClearBridge	0.70%	14.50%	12.72%	13.34%
Large Cap Equity	LVIP ClearBridge Large Cap Growth Fund–Standard Class (formerly ClearBridge Variable Large Cap Growth Portfolio–Class I) Adviser: LFIC/ Sub-Adviser: ClearBridge	0.74%	8.62%	10.57%	N/A
International/Global Equity	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–Standard Class Adviser: LFIC / Sub-Adviser: FAV	0.46%	8.90%	3.36%	2.82%
International/Global Equity	LVIP Franklin Templeton Multi-Factor International Equity Fund–Standard Class Adviser: LFIC / Sub-Adviser: FAV	0.40%	3.76%	4.48%	4.69%
Investment Grade Bond	LVIP JPMorgan Short Duration Bond Fund–Standard Class Adviser: LFIC / Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”)	0.47%	4.30%	1.70%	1.89%
International/Global Equity	LVIP Mondrian International Value Fund–Standard Class Adviser: LFIC / Sub-Adviser: Mondrian Investment Partners Limited	0.74%	4.70%	3.48%	4.20%
Investment Grade Bond	LVIP SSgA Bond Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSgA Funds Management, Inc. (“SSGA FM”)	0.37%	1.05%	(0.60%)	1.03%
-22

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
International/Global Equity	LVIP SSgA Emerging Markets Equity Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSGA FM	0.50%	6.80%	0.75%	N/A
International/Global Equity	LVIP SSgA International Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSGA FM	0.38%	3.22%	4.49%	4.98%
International/Global Equity	MFS® Global Growth Portfolio–Initial Class Adviser: Massachusetts Financial Services Company (“MFS”)	0.88%	13.59%	5.72%	8.91%
Sector	MFS® Global Real Estate Portfolio–Initial Class Adviser: MFS	0.90%	3.53%	1.32%	5.01%
Asset Allocation	MFS® Global Tactical Allocation Portfolio–Initial Class Adviser: MFS	0.78%	15.48%	4.86%	5.67%
International/Global Equity	MFS® International Growth Portfolio–Initial Class Adviser: MFS	0.88%	21.12%	7.07%	9.88%
International/Global Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio)–Initial Class Adviser: MFS	0.89%	33.26%	7.28%	9.95%
Small/Mid Cap Equity	MFS® Mid Cap Growth Series–Initial Class Adviser: MFS	0.81%	3.66%	3.26%	11.60%
Small/Mid Cap Equity	MFS® Mid Cap Value Portfolio–Initial Class Adviser: MFS	0.79%	5.98%	10.18%	9.95%
Small/Mid Cap Equity	MFS® New Discovery Value Portfolio–Initial Class Adviser: MFS	0.88%	3.08%	8.48%	10.58%
International/Global Equity	MFS® Research International Portfolio–Initial Class Adviser: MFS	0.90%	22.05%	5.51%	7.54%
-23

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	MFS® Value Series–Initial Class Adviser: MFS	0.69%	13.01%	9.95%	10.05%
Non-Investment Grade Bond	Morgan Stanley VIF Emerging Markets Debt Portfolio–Class I** Adviser: Morgan Stanley Investment Management Inc. (“MSIM”)	1.10%	15.33%	2.70%	4.51%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio–Class I** Adviser: Neuberger Berman Investment Advisers LLC (“Neuberger Berman”)	0.85%	11.56%	10.06%	7.75%
Large Cap Equity	Neuberger Berman AMT Quality Equity Portfolio (formerly Neuberger Berman AMT Sustainable Equity Portfolio)–Class I** Adviser: Neuberger Berman	0.87%	13.74%	12.83%	12.94%
International/Global Equity	Nomura VIP Emerging Markets Series (formerly Macquarie VIP Emerging Markets Series)–Standard Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust (“DMC”)	1.16%	81.26%	8.81%	12.17%
International/Global Equity	Nomura VIP International Core Equity Series (formerly Macquarie VIP International Core Equity Series)–Standard Class** Adviser: DMC	0.86%	24.55%	N/A	N/A
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series)–Standard Class Adviser: DMC	0.74%	8.16%	9.26%	9.15%
Non-Investment Grade Bond	PIMCO VIT Emerging Markets Bond Portfolio–Institutional Class Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.02%	15.15%	2.60%	5.22%
Investment Grade Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)–Administrative Class Adviser: PIMCO	1.15%	12.87%	0.17%	2.47%
-24

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Non-Investment Grade Bond	PIMCO VIT High Yield Portfolio–Administrative Class Adviser: PIMCO	0.81%	8.95%	3.97%	5.57%
Investment Grade Bond	PIMCO VIT Income Portfolio–Institutional Class Adviser: PIMCO	0.77%	10.36%	3.57%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)–Institutional Class Adviser: PIMCO	0.94%	4.10%	1.18%	3.04%
Investment Grade Bond	PIMCO VIT Long-Term U.S. Government Portfolio–Administrative Class Adviser: PIMCO	2.475%	6.15%	(6.82%)	0.01%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio–Administrative Class Adviser: PIMCO	0.66%	5.52%	1.57%	1.79%
Investment Grade Bond	PIMCO VIT Real Return Portfolio–Administrative Class Adviser: PIMCO	1.39%	7.85%	1.21%	3.21%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio–Institutional Class Adviser: PIMCO	0.50%	4.83%	3.40%	2.91%
Investment Grade Bond	PIMCO VIT Total Return Portfolio–Administrative Class Adviser: PIMCO	0.73%	8.89%	0.02%	2.36%
Sector	Principal VC Real Estate Securities Account–Class 1 Adviser: Principal Global Investors, LLC / Sub-Adviser: Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%
International/Global Equity	Putnam VT International Value Fund–Class IA Adviser: Putnam Investment Management, LLC / Sub-Advisers: FAV, Franklin Templeton Investment Management Limited, and The Putnam Advisory Company, LLC	0.81%	35.07%	12.77%	9.13%
-25

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	T. Rowe Price All-Cap Opportunities Portfolio** Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	0.80%	16.30%	12.22%	16.93%
Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price	0.75%	18.74%	11.68%	15.54%
International/Global Equity	T. Rowe Price International Stock Portfolio Adviser: T. Rowe Price	0.95%	18.41%	3.92%	7.10%
Investment Grade Bond	T. Rowe Price Limited-Term Bond Portfolio** Adviser: T. Rowe Price	0.50%	5.71%	2.17%	2.34%
Asset Allocation	T. Rowe Price Moderate Allocation Portfolio** Adviser: T. Rowe Price	0.85%	14.50%	5.50%	7.84%
Asset Allocation	Thrivent Aggressive Allocation Portfolio Adviser: Thrivent Financial for Lutherans (“Thrivent”)	0.85%	15.81%	9.61%	11.26%
Asset Allocation	Thrivent Conservative Allocation Portfolio Adviser: Thrivent	0.50%	10.17%	4.03%	5.42%
International/Global Equity	Thrivent Global Stock Portfolio Adviser: Thrivent	0.60%	20.82%	10.69%	10.67%
Large Cap Equity	Thrivent Large Cap Growth Portfolio Adviser: Thrivent	0.43%	16.95%	12.89%	16.35%
Small/Mid Cap Equity	Thrivent Mid Cap Index Portfolio Adviser: Thrivent	0.25%	7.23%	8.86%	10.46%
Small/Mid Cap Equity	Thrivent Mid Cap Stock Portfolio Adviser: Thrivent	0.66%	4.43%	6.86%	11.30%
Small/Mid Cap Equity	Thrivent Small Cap Index Portfolio Adviser: Thrivent	0.24%	5.80%	7.06%	9.57%
-26

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	TOPS® Aggressive ETF Portfolio (formerly TOPS® Aggressive Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark Advisers, Inc. (“ValMark”) / Sub-Adviser: Milliman Financial Risk Management LLC (“Milliman”)	0.54%	18.83%	9.41%	10.43%
Asset Allocation	TOPS® Balanced ETF Portfolio–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.54%	12.85%	5.52%	6.39%
Asset Allocation	TOPS® Conservative ETF Portfolio–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.56%	10.15%	4.34%	4.99%
Asset Allocation	TOPS® Managed Risk Moderate ETF Portfolio (formerly TOPS® Managed Risk Moderate Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.75%	10.36%	4.74%	5.72%
Asset Allocation	TOPS® Managed Risk Moderately Aggressive ETF Portfolio (formerly TOPS® Managed Risk Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.75%	11.65%	5.36%	6.13%
Asset Allocation	TOPS® Moderate ETF Portfolio (formerly TOPS® Moderate Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.53%	15.13%	6.92%	7.99%
Asset Allocation	TOPS® Moderately Aggressive ETF Portfolio (formerly TOPS® Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.54%	17.99%	8.56%	9.53%
Non-Investment Grade Bond	VanEck VIP Emerging Markets Bond Fund–Initial Class Shares** Adviser: Van Eck Associates Corporation	1.10%	18.49%	3.91%	5.24%
-27

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	Voya Growth and Income Portfolio–Class I Adviser: Voya Investments, LLC (“Voya”) / Sub-Adviser: Voya Investment Management Co. LLC (“VIM”)	0.67%	18.21%	15.46%	14.62%
Non-Investment Grade Bond	Voya High Yield Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.48%	8.80%	3.92%	5.82%
Asset Allocation	Voya Index Solution 2030 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.17%	15.44%	6.80%	8.59%
Asset Allocation	Voya Index Solution 2040 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.16%	18.91%	9.05%	10.33%
Asset Allocation	Voya Index Solution 2050 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.17%	20.70%	10.14%	10.97%
Investment Grade Bond	Voya Intermediate Bond Portfolio—Class I Adviser: Voya / Sub-Adviser: VIM	0.55%	7.71%	0.15%	2.66%
Investment Grade Bond	Voya Limited Maturity Bond Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.28%	5.14%	1.69%	1.79%
Small/Mid Cap Equity	Voya MidCap Opportunities Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.82%	3.90%	4.55%	10.97%
Small/Mid Cap Equity	Voya RussellTM Mid Cap Index Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.40%	10.08%	8.26%	10.59%
Small/Mid Cap Equity	Voya Small Company Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.87%	8.59%	6.26%	8.39%
Small/Mid Cap Equity	VY® JPMorgan Mid Cap Value Portfolio—Class I Adviser: Voya / Sub-Adviser: JPMIM	0.85%	4.63%	9.53%	8.75%
-28

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	VY® JPMorgan Small Cap Core Equity Portfolio—Class I Adviser: Voya / Sub-Adviser: JPMIM	0.89%	3.86%	4.89%	9.04%
International/Global Equity	VY® Morgan Stanley Global Franchise Portfolio—Class R6 Adviser: Voya / Sub-Adviser: MSIM	0.89%	0.33%	5.06%	N/A
Asset Allocation	VY® T. Rowe Price Capital Appreciation Portfolio–Class I Adviser: Voya / Sub-Adviser: T. Rowe Price Investment Management	0.65%	12.32%	9.49%	11.32%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio–Class I* Adviser: FTFA / Sub-Advisers: Western Asset Management Company Limited, Western Asset Management Company, LLC, Western Asset Management Company Ltd., and Western Asset Management Company Pte. Ltd.	0.54%	7.75	(1.44%)	2.11%
Investment Grade Bond	Western Asset Long Credit VIT Portfolio–Class I** Adviser: FTFA / Sub-Advisers: Western Asset Management Company Limited, Western Asset Management Company, LLC, Western Asset Management Company Ltd., and Western Asset Management Company Pte. Ltd.	0.41%	8.59%	N/A	N/A
*
Premiums or transfers will only be accepted into this Investment Division from policyowners already invested in this Investment Division. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.
**
No Premiums or transfers will be accepted into this Investment Division. Policyowners who remove any Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.
-29

This Summary Prospectus incorporates by reference the New York Life Insurance and Annuity Corporation Corp Exec VUL VI full (statutory) prospectus and Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this summary prospectus.
EDGAR ID: COOOO25718